Segments - Assets by Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade receivables, net, and finished goods inventories, net
Total segments and other	$ 1,640.9	$ 1,753.0
Assets not allocated
Cash and cash equivalents	992.4	679.6	703.6	675.6
Property and equipment, net	1,134.5	1,194.2
Goodwill	3,114.6	3,151.2
Intangibles, net	1,016.9	1,131.6
Assets held for sale		87.3
Total assets	9,134.2	9,331.7
Food Care [Member]
Assets not allocated
Goodwill	625.7	629.7
Diversey Care [Member]
Assets not allocated
Goodwill	1,111.1	1,143.1
Product Care [Member]
Assets not allocated
Goodwill	1,372.8	1,372.7
Operating Segments [Member] | Food Care [Member]
Trade receivables, net, and finished goods inventories, net
Total segments and other	768.5	811.9
Operating Segments [Member] | Diversey Care [Member]
Trade receivables, net, and finished goods inventories, net
Total segments and other	543.0	587.8
Operating Segments [Member] | Product Care [Member]
Trade receivables, net, and finished goods inventories, net
Total segments and other	310.1	331.3
Other [Member]
Trade receivables, net, and finished goods inventories, net
Total segments and other	19.3	22.0
Segment Reconciling Items [Member]
Assets not allocated
Cash and cash equivalents	992.4	679.6
Property and equipment, net	1,134.5	1,194.2
Goodwill	3,114.6	3,151.2
Intangibles, net	1,016.9	1,131.6
Assets held for sale		87.3
Other assets	$ 1,234.9	$ 1,334.8